Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance pursuant to the Amended and Restated 2022 Omnibus Incentive Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	2.85
Maximum Aggregate Offering Price	$ 5,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 787.17
Offering Note	The amount registered represents additional shares of common stock, par value $0.01 per share ("Common Stock"), of NN, Inc. (the "Registrant"), reserved for future issuance under the Registrant's Amended and Restated 2022 Omnibus Incentive Plan (as amended and restated, the "2022 Plan"). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2022 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported in the consolidated reporting system of The Nasdaq Stock Market LLC on June 18, 2026, which was $2.85.